Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Operations
Net revenues	$ 49,851	$ 34,557	$ 92,531	$ 66,331
Costs and expenses
Cost of sales	(23,675)	(19,096)	(42,699)	(35,648)
Selling and administrative expenses	(29,616)	(13,277)	(57,561)	(25,727)
Related party expenses		(250)	(250)	(500)
Total costs and expenses	(53,291)	(32,623)	(100,510)	(61,875)
Operating (loss) income	(3,440)	1,934	(7,979)	4,456
Nonoperating income (expense):
Interest expense	(2,253)	(3,314)	(5,550)	(6,656)
Loss on extinguishment of debt	(1,217)		(1,217)	0
Other (expense) income, net	(3)	42	742	29
Total nonoperating expense	(3,473)	(3,272)	(6,025)	(6,627)
Loss before income taxes	(6,913)	(1,338)	(14,004)	(2,171)
Benefit (expense) from income taxes	(2,003)	(2,278)	91	(3,854)
Net income ( loss)	(8,916)	(3,616)	(13,913)	(6,025)
Net loss attributable to redeemable noncontrolling interest	0	0	0	0
Net loss attributable to PLBY Group, Inc.	$ (8,916)	$ (3,616)	$ (13,913)	$ (6,025)
Net loss per share, basic and diluted	$ (0.24)	$ (0.16)	$ (0.42)	$ (0.27)
Weighted-average shares used in computing net loss per share, basic and diluted	36,736,446	22,199,098	33,298,957	22,093,444